ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	As at	As at
	December 31,	December 31,
	2020	2019
Trade payables	$167,127	$158,317
Wages payable	58,068	51,588
Accrued liabilities	95,860	102,957
Other liabilities	42,746	32,710
Total accounts payable and accrued liabilities	$363,801	$345,572